Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Warrants outstanding - beginning balance	3,762	156
Weighted average exercise price, beginning	$ 1,661.4	$ 16,000.0
Warrants, Issued		6,731
Weighted average exercise price, warrants issued		$ 1,040.0
Warrants, Exercised		3,125
Weighted average exercise price, warrants exercised		$ 1,040.0
Warrants, Expired
Weighted average exercise price, warrants expired
Warrants outstanding - ending balance	3,762	3,762
Weighted average exercise price, ending	$ 1,661.4	$ 1,661.4
Warrants exercisable	3,762
Weighted average exercise price, warrants exercisable	$ 1,661.4